Supplemental Information on Natural Gas Mineral Operations (Unaudited) - Schedule of Average First Day of Month Price for Oil Natural Gas and Natural Gas Liquids Utilized in Future Cash Inflows (Details)
	12 Months Ended
	Dec. 31, 2025 $ / bbl $ / MMcf	Dec. 31, 2024 $ / bbl $ / MMcf
Oil
Oil and Gas, Average Sale Price and Production Cost Per Unit [Table]
Unweighted arithmetic average first-day-of-the-month prices	65.34	75.48
Natural Gas
Oil and Gas, Average Sale Price and Production Cost Per Unit [Table]
Unweighted arithmetic average first-day-of-the-month prices | $ / MMcf	3.39	2.13
Natural Gas Liquids
Oil and Gas, Average Sale Price and Production Cost Per Unit [Table]
Unweighted arithmetic average first-day-of-the-month prices	25.48	29.44